RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense - The Group [member] - Defined contribution pension schemes [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Current service cost	£ 201	£ 257
Net interest amount	(48)	(22)
Past service credits and curtailments		12
Settlements	1	1
Past service cost – plan amendments	44	108
Plan administration costs incurred during the year	43	40
Total defined benefit pension expense	£ 241	£ 396